Shareholder Report, Average Annual Return (Details)	12 Months Ended	27 Months Ended
	Aug. 31, 2025	Aug. 31, 2025
c000242877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Running Oak Efficient Growth ETF
Without Sales Load [Member] | c000242877
Average Annual Return [Line Items]
Average Annual Return, Percent	5.65%	15.52%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%	22.11%
S&P 500 Equal Weight Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Average Annual Return, Percent	9.16%	14.49%